UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21082
Nuveen Quality Preferred Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2006
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund (JTP)
September 30, 2006

Shares	Description (1)	Coupon	Ratings (2)	Value

	Convertible Preferred Securities – 0.1% (0.1% of Total Investments)

	Insurance – 0.1%

50,000	XL Capital Ltd	6.500%	A2	$1,135,000

	Total Convertible Preferred Securities (cost $1,232,813)			1,135,000

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 Par (or similar) Preferred Securities – 84.0% (57.2% of Total Investments)

	Automobiles – 0.0%

5,300	Daimler Chrysler, Series DCX (CORTS)	7.250%	A3	$127,041

	Capital Markets – 7.8%

40,358	Bear Stearns Capital Trust III	7.800%	A2	1,033,972
296,187	BNY Capital Trust V, Series F	5.950%	A1	7,138,107
244,295	Compass Capital Trust III	7.350%	A3	6,124,476
2,700	CSFB USA, Series 2002-10 (SATURNS)	7.000%	AA-	69,255
15,000	Goldman Sachs Capital I, Series A (CORTS)	6.000%	A1	348,750
1,700	Goldman Sachs Group Inc., Series 2003-06 (SATURNS)	6.000%	Aa3	40,783
13,200	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)	6.000%	A1	312,048
17,300	Goldman Sachs Group Inc., Series 2004-06 (SATURNS)	6.000%	A1	399,976
24,600	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	571,212
5,200	Goldman Sachs Group Incorporated (SATURNS)	5.750%	Aa3	117,936
108,549	Lehman Brothers Holdings Capital Trust III, Series K	6.375%	A2	2,692,015
75,000	Lehman Brothers Holdings Capital Trust IV, Series L	6.375%	A2	1,893,750
25,700	Lehman Brothers Holdings Capital Trust V, Series M	6.000%	A2	625,795
105,920	Lehman Brothers Holdings Capital Trust VI, Series N	6.240%	A2	2,610,928
46,700	Merrill Lynch Capital Trust II	8.000%	A1	1,200,657
135,800	Merrill Lynch Preferred Capital Trust III	7.000%	A1	3,443,888
94,200	Merrill Lynch Preferred Capital Trust IV	7.120%	A1	2,400,216
173,400	Merrill Lynch Preferred Capital Trust V	7.280%	A1	4,444,242
198,700	Merrill Lynch Preferred Capital Trust	7.750%	A1	5,033,071
6,400	Morgan Stanley (PPLUS)	7.050%	Aa3	160,320
194,600	Morgan Stanley Capital Trust II	7.250%	A1	4,942,840
213,256	Morgan Stanley Capital Trust III	6.250%	A1	5,258,893
249,095	Morgan Stanley Capital Trust IV	6.250%	A1	6,102,828
31,900	Morgan Stanley Capital Trust V	5.750%	A+	742,632
515,305	Morgan Stanley Capital Trust VI	6.600%	A1	13,026,910

	Total Capital Markets			70,735,500

	Commercial Banks – 10.6%

16,200	Abbey National PLC, Series B	7.375%	A	425,088
48,000	Abbey National PLC, Series B	7.250%	A1	1,212,000
1,200	Abbey National PLC, Series C	7.375%	A2	30,600
134,500	ABN AMRO Capital Fund Trust V	5.900%	A	3,201,100
39,500	ABN AMRO Capital Trust Fund VII	6.080%	A	968,540
104,900	ASBC Capital I	7.625%	Baa1	2,650,823
7,200	BAC Capital Trust V	6.000%	Aa3	176,040
8,400	BAC Capital Trust X	6.250%	Aa3	207,816
172,927	Banco Santander	6.410%	A2	4,426,931
52,300	Banco Totta & Acores Finance, Series A	8.875%	A3	1,305,868
7,100	BancorpSouth Capital Trust I	8.150%	Baa2	178,707
84,500	Banesto Holdings, Series A, 144A	10.500%	A2	2,598,375
367,000	Bank of America Corporation, Series D	6.204%	A1	9,365,840
64,300	Bank One Capital Trust VI	7.200%	A1	1,633,220
16,500	BankNorth Capital Trust II	8.000%	A3	417,285
17,717	Barclays Bank PLC	6.625%	Aa3	459,047
202,200	Chittenden Capital Trust I	8.000%	Baa1	5,156,100
161,800	Citizens Funding Trust I (WI/DD, Settling 10/03/06)	7.500%	Baa2	4,074,124
116,800	Cobank ABC, 144A, (3)	7.000%	N/R	6,386,858
142,700	Comerica Capital Trust I	7.600%	A3	3,584,624
6,700	Fleet Capital Trust IX	6.000%	Aa3	162,810
12,000	Fleet Capital Trust VIII	7.200%	Aa3	302,880
4,400	HSBC Finance Corporation	6.875%	AA-	112,860
69,200	KeyCorp (PCARS)	7.500%	A3	1,772,212
55,433	KeyCorp Capital Trust V	5.875%	A3	1,302,676
68,600	National Commerce Capital Trust II	7.700%	A1	1,724,604
6,350	PNC Capital Trust	6.125%	A3	153,988
10,218	Royal Bank of Scotland Group PLC, Series L	5.750%	A1	244,823
26,500	Royal Bank of Scotland Group PLC, Series M	6.400%	A1	673,630
224,762	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	5,686,479
37,600	SunTrust Capital Trust IV	7.125%	A1	945,640
94,900	SunTrust Capital Trust V	7.050%	A1	2,386,735
426,205	USB Capital Trust IV	7.350%	Aa3	10,804,297
46,900	USB Capital Trust V	7.250%	Aa3	1,180,473
10,000	USB Capital Trust VII	5.875%	Aa3	233,700
37,200	VNB Capital Trust I	7.750%	Baa1	935,952
25,500	Wells Fargo Capital Trust IV	7.000%	Aa2	644,895
7,236	Wells Fargo Capital Trust IX	5.625%	Aa2	166,139
238,800	Wells Fargo Capital Trust V	7.000%	Aa2	6,017,760
55,500	Wells Fargo Capital Trust VI	6.950%	Aa2	1,395,825
21,900	Wells Fargo Capital Trust VII	5.850%	Aa2	523,629
382,250	Zions Capital Trust B	8.000%	Baa1	9,839,115

	Total Commercial Banks			95,670,108

	Computers & Peripherals – 0.0%

3,100	IBM Inc., Trust Certificates, Series 2001-2	7.100%	A+	79,298
5,000	IBM Trust II (CORTS)	7.125%	A+	128,100
4,900	IBM Trust III (CORTS)	7.200%	A+	125,293
3,500	IBM Trust IV (CORTS)	7.000%	A+	91,035

	Total Computers & Peripherals			423,726

	Consumer Finance – 0.1%

25,400	Household Capital Trust VII	7.500%	A1	642,112
14,000	SLM Corporation	6.000%	A	337,680

	Total Consumer Finance			979,792

	Diversified Financial Services – 9.4%

588,640	BAC Capital Trust XII	6.875%	Aa3	15,181,026
140,800	CIT Group Inc., Series A, (3)	6.350%	BBB+	3,634,048
42,976	CIT Group Incorporated (CORTS)	7.750%	A3	1,127,905
6,700	Citigroup Capital Trust IX	6.000%	Aa2	163,279
350,130	Citigroup Capital Trust VIII	6.950%	Aa2	8,795,266
55,900	Citigroup Capital Trust XI	6.000%	Aa2	1,355,575
15,900	Citigroup Capital XIV	6.875%	Aa2	407,994
359	Citigroup Capital XV	6.500%	Aa3	9,156,540
8,300	General Electric Capital Corporation (CORTS)	6.000%	AAA	200,445
5,400	General Electric Capital Corporation	4.500%	AAA	124,200
1,015,458	ING Group N.V.	7.200%	A	26,056,651
569,000	ING Group N.V.	7.050%	A	14,441,220
20,700	JPM Capital Trust (CORTS)	7.200%	A1	527,643
7,200	JPMorgan Chase & Company (PCARS)	7.125%	A2	183,168
81,500	JPMorgan Chase Capital Trust IX, Series I	7.500%	A1	2,071,730
20,400	JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)	7.125%	A1	515,916
59,200	Royal Bank of Scotland Public Limited Company, Series 2006Q	6.750%	A1	1,548,080

	Total Diversified Financial Services			85,490,686

	Diversified Telecommunication Services – 0.8%

95,900	AT&T Inc.	7.000%	A	2,414,762
13,300	BellSouth Capital Funding (CORTS)	7.100%	A	334,495
73,735	BellSouth Corporation (CORTS)	7.000%	Aa3	1,867,708
29,300	BellSouth Corporation, Series 2001-3 (SATURNS)	7.125%	A	736,456
4,500	BellSouth Corporation	7.125%	A	113,175
7,400	BellSouth Inc. (CORTS)	7.000%	A	187,738
2,400	BellSouth Telecommunications (PPLUS)	7.300%	A	60,840
2,200	Verizon Communications (CORTS)	7.625%	A	57,200
9,700	Verizon Communications, Series 2004-1 (SATURNS)	6.125%	A+	233,091
2,300	Verizon Global Funding Corporation Trust III, Series III (CORTS)	6.250%	A	56,120
23,900	Verizon New England Inc., Series B	7.000%	A3	607,299
19,900	Verizon South Inc., Series F	7.000%	A	504,266

	Total Diversified Telecommunication Services			7,173,150

	Electric Utilities – 3.0%

77,740	DTE Energy Trust I	7.800%	Baa3	1,981,593
109,205	Entergy Louisiana LLC	7.600%	A-	2,757,426
2,000	Entergy Mississippi Inc.	7.250%	A-	51,010
59,000	Georgia Power Capital Trust V	7.125%	A3	1,486,800
3,600	Georgia Power Company	6.000%	A	88,920
118,651	Georgia Power Company	5.900%	A	2,871,354
2,000	Georgia Power Company	5.750%	A	46,620
2,100	Gulf Power Capital Trust III	7.375%	A3	52,710
251,073	Interstate Power and Light Company, Series B, (3)	8.375%	Baa2	7,846,031
24,000	National Rural Utilities Cooperative Finance Corporation	7.400%	A3	608,400
36,500	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	890,600
15,025	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	347,979
110,300	PPL Energy Supply LLC	7.000%	BBB	2,836,784
11,000	Southern Company Capital Trust VI	7.125%	BBB+	278,960
191,400	Virginia Power Capital Trust	7.375%	Baa2	4,880,700

	Total Electric Utilities			27,025,887

	Food Products – 0.5%

46,200	Dairy Farmers of America Inc., 144A, (3)	7.875%	BBB-	4,585,350

	Household Durables – 1.1%

367,700	Pulte Homes Inc.	7.375%	BBB	9,505,045

	Industrial Conglomerates – 0.1%

21,700	General Electric Company, Series GE (CORTS)	6.800%	AAA	548,142

	Insurance – 17.8%

641,900	Ace Ltd., Series C	7.800%	Baa2	16,657,305
29,520	Aegon N.V.	6.500%	A-	748,922
1,161,650	Aegon N.V.	6.375%	A-	29,378,128
2,800	Allstate Corporation (PCARS)	7.150%	A2	70,504
10,900	AMBAC Financial Group Inc.	7.000%	AA	272,500
21,500	AMBAC Financial Group Inc.	5.950%	AA	520,730
2,800	AMBAC Financial Group Inc.	5.875%	AA	67,032
4,700	Arch Capital Group Limited, Series B	7.785%	Baa3	121,495
523,512	Arch Capital Group Limited	8.000%	Baa3	13,925,419
216,000	Delphi Financial Group, Inc.	8.000%	BBB	5,658,120
466,600	EverestRe Capital Trust II	6.200%	Baa1	10,573,156
89,800	EverestRe Group Limited	7.850%	Baa1	2,311,452
6,600	Financial Security Assurance Holdings	6.875%	AA	165,528
4,600	Financial Security Assurance Holdings	6.250%	AA	114,724
230,577	Hartford Capital Trust III, Series C	7.450%	A3	5,773,648
34,500	Lincoln National Capital Trust VI	6.750%	A-	874,575
265,320	Markel Corporation	7.500%	BBB-	6,757,700
296,700	PartnerRe Limited, Series C	6.750%	BBB+	7,459,038
77,700	PartnerRe Limited, Series D	6.500%	BBB+	1,934,730
133,200	PartnerRe Limited	7.900%	A3	3,339,324
80,600	PLC Capital Trust III	7.500%	BBB+	2,039,986
413,100	PLC Capital Trust IV	7.250%	BBB+	10,414,251
5,500	PLC Capital Trust V	6.125%	BBB+	130,350
7,500	Prudential Financial Inc. (CORTS)	6.000%	A	174,750
264,265	Prudential PLC	6.750%	A	6,730,830
125,650	RenaissanceRe Holdings Limited, Series A	8.100%	BBB+	3,173,919
61,100	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	1,543,386
13,900	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	308,858
8,400	Safeco Capital Trust III (CORTS)	8.072%	Baa2	215,082
11,200	Safeco Corporation, Series 2001-7 (SATURNS)	8.250%	Baa2	287,952
3,300	Safeco Corporation, Series 2002-5 (SATURNS)	8.250%	Baa2	85,223
81,200	Saint Paul Capital Trust I	7.600%	Baa1	2,064,916
63,500	Torchmark Capital Trust I	7.750%	A-	1,587,500
4,200	Torchmark Capital Trust II	7.750%	A-	107,478
8,300	W.R. Berkley (CORTS)	8.250%	BBB-	212,729
29,000	W.R. Berkley Capital Trust, Series 2002-1 (CBTCS)	8.125%	BBB-	296,380
382,300	W.R. Berkley Corporation	6.750%	BBB-	9,477,217
445,854	XL Capital Ltd, Series A	8.000%	Baa1	11,351,443
156,900	XL Capital Ltd, Series B	7.625%	Baa1	4,010,364

	Total Insurance			160,936,644

	IT Services – 0.1%

31,200	Vertex Industries Inc. (PPLUS)	7.625%	A	799,656

	Media – 2.0%

127,800	CBS Corporation	7.250%	BBB	3,207,780
138,300	Comcast Corporation	7.000%	BBB+	3,543,938
425,000	Comcast Corporation	7.000%	BBB+	10,810,938
11,400	Walt Disney Company	7.000%	A-	289,332

	Total Media			17,851,988

	Multi-Utilities – 0.4%

98,100	Dominion CNG Capital Trust I	7.800%	Baa2	2,494,683
54,200	Dominion Resources Capital Trust II	8.400%	Baa3	1,374,512

	Total Multi-Utilities			3,869,195

	Oil, Gas & Consumable Fuels – 1.8%

532,332	Nexen Inc.	7.350%	Baa3	13,680,932
108,500	TransCanada Pipeline	8.250%	A3	2,810,150

	Total Oil, Gas & Consumable Fuels			16,491,082

	Pharmaceuticals – 0.1%

22,300	Bristol Myers Squibb Company (CORTS)	6.250%	A+	547,911
13,800	Bristol-Myers Squibb Company Trust (CORTS)	6.800%	A+	343,896

	Total Pharmaceuticals			891,807

	Real Estate – 24.7%

50,458	AMB Property Corporation, Series M	6.750%	Baa2	1,271,542
196,000	AMB Property Corporation, Series P	6.850%	Baa2	4,949,000
13,400	AvalonBay Communities, Inc., Series H	8.700%	BBB	367,026
128,788	BRE Properties, Series B	8.080%	BBB-	3,304,700
56,900	Developers Diversified Realty Corporation, Series F	8.600%	BBB-	1,446,967
47,300	Developers Diversified Realty Corporation, Series G	8.000%	BBB-	1,213,245
406,400	Developers Diversified Realty Corporation, Series H	7.375%	BBB-	10,298,176
29,600	Developers Diversified Realty Corporation	7.500%	BBB-	751,840
156,300	Duke Realty Corporation, Series L	6.600%	BBB	3,907,500
50,600	Duke Realty Corporation, Series N	7.250%	BBB	1,315,600
157,779	Duke-Weeks Realty Corporation, Series B	7.990%	BBB	7,869,228
1,112,100	Equity Office Properties Trust, Series G	7.750%	BBB-	28,247,339
25,800	Equity Residential Properties Trust, Series D	8.600%	BBB	656,094
12,000	First Industrial Realty Trust, Inc., Series C	8.625%	BBB-	315,840
279,400	First Industrial Realty Trust, Inc., Series J	7.250%	BBB-	7,026,910
19,000	Firstar Realty LLC, 144A	8.875%	Aa3	24,456,563
989,210	HRPT Properties Trust, Series B	8.750%	BBB-	25,620,539
82,000	New Plan Excel Realty Trust, Series D	7.800%	BBB-	4,164,067
419,000	New Plan Excel Realty Trust, Series E	7.625%	BBB-	10,701,260
10,000	Prologis Trust, Series F	6.750%	BBB	250,000
107,000	Prologis Trust, Series G	6.750%	BBB	2,675,000
56,700	PS Business Parks, Inc., Series I	6.875%	BBB-	1,381,779
240,000	PS Business Parks, Inc., Series L	7.600%	BBB-	6,154,800
328,400	PS Business Parks, Inc.	7.000%	BBB-	8,210,000
107,100	Public Storage Inc, Series Y	6.850%	BBB+	2,583,788
64,800	Public Storage, Inc., Series C	6.600%	BBB+	1,594,728
91,300	Public Storage, Inc., Series D	6.180%	BBB+	2,147,376
2,900	Public Storage, Inc., Series E	6.750%	BBB+	72,964
59,400	Public Storage, Inc., Series F	6.450%	BBB+	1,446,390
366,596	Public Storage, Inc., Series K	7.250%	BBB+	9,554,408
17,100	Public Storage, Inc., Series T	7.625%	BBB+	429,894
40,780	Public Storage, Inc., Series U	7.625%	BBB+	1,028,064
347,600	Public Storage, Inc., Series V	7.500%	BBB+	8,825,564
7,871	Public Storage, Inc., Series X	6.450%	BBB+	193,233
4,100	Public Storage, Inc.	7.125%	BBB+	106,190
94,000	Realty Income Corporation	7.375%	BBB-	2,387,600
47,500	Regency Centers Corporation	7.450%	BBB-	1,219,800
22,600	Regency Centers Corporation	7.250%	BBB-	572,910
22,500	Simon Property Group, Inc., Series F	8.750%	Baa2	562,500
176,600	Simon Property Group, Inc., Series G	7.890%	BBB	9,112,560
13,900	United Dominion Realty Trust	8.600%	BBB-	357,230
323,633	Vornado Realty Trust, Series G	6.625%	BBB-	7,864,282
40,200	Vornado Realty Trust, Series H	6.750%	BBB-	995,352
90,600	Vornado Realty Trust, Series I	6.625%	BBB-	2,206,110
505,200	Wachovia Preferred Funding Corporation	7.250%	A2	14,110,236
2,300	Weingarten Realty Trust, Series E	6.950%	A-	58,650

	Total Real Estate			223,984,844

	Thrifts & Mortgage Finance – 2.5%

16,200	Countrywide Capital Trust II, Series II (CORTS)	8.000%	BBB+	413,910
12,900	Countrywide Capital Trust III (PPLUS)	8.050%	BBB+	341,786
799,020	Countrywide Capital Trust IV	6.750%	BBB+	20,047,412
2,300	Countrywide Financial Corporation Capital Trust I (CORTS)	8.000%	BBB+	58,811
60,800	Harris Preferred Capital Corporation, Series A	7.375%	A1	1,526,688

	Total Thrifts & Mortgage Finance			22,388,607

	Wireless Telecommunication Services – 1.2%

159,700	United States Cellular Corporation	8.750%	A-	4,262,393
268,100	United States Cellular Corporation	7.500%	A-	6,914,299

	Total Wireless Telecommunication Services			11,176,692

	Total $25 Par (or similar) Preferred Securities (cost $739,831,941)			760,654,942

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Preferred Securities – 58.7% (40.0% of Total Investments)

	Capital Markets – 4.8%

2,500	Bank of New York Capital I, Series B	7.970%	12/31/26	A1	$2,610,687
2,000	BT Capital Trust, Series B1	7.900%	1/15/27	A2	2,078,630
1,000	BT Institutional Capital Trust B, 144A	7.750%	12/01/26	A2	1,041,479
7,900	BT Preferred Capital Trust II	7.875%	2/25/27	A2	8,251,684
2,250	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	2,282,213
11,250	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	11,381,974
1,900	MUFG Capital Finance 2	4.850%	7/25/56	BBB	2,368,866
5,500	UBS Preferred Funding Trust I	8.622%	10/29/49	AA-	6,125,779
7,250	Washington Mutual Capital Trust I	8.375%	6/01/27	Baa1	7,646,321

	Total Capital Markets				43,787,633

	Commercial Banks – 32.2%

9,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	8,956,242
20,750	Abbey National Capital Trust I	8.963%	6/30/50	A	27,502,588
3,000	AgFirst Farm Credit Bank	7.300%	12/15/53	N/R	3,065,049
2,500	Bank One Capital III	8.750%	9/01/30	A1	3,281,140
1,500	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	1,570,254
7,200	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	8,100,626
100	Barclays Bank PLC	6.278%	12/15/55	Aa3	95,500
12,900	BOI Capital Funding 3, 144A	6.107%	8/04/56	A2	12,611,698
3,000	Centura Capital Trust I, 144A	8.845%	6/01/27	A2	3,188,847
2,000	Corestates Capital Trust I, 144A	8.000%	12/15/26	A1	2,084,450
1,700	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	1,844,291
1,000	First Chicago NBD Institutional Capital, 144A	7.950%	12/01/26	A1	1,041,044
1,500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa2	1,591,161
20,100	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	20,159,335
1,800	HBOS PLC, Series 144A	6.413%	9/29/49	A1	1,742,859
5,750	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	6,531,316
17,150	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	25,275,121
12,000	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A2	13,429,032
2,000	KeyCorp Capital III	7.750%	7/15/29	A3	2,328,870
2,000	KeyCorp Institutional Capital Trust A	7.826%	12/01/26	A3	2,083,942
8,850	Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	8,896,179
7,655	Nordbanken AB, 144A	8.950%	11/29/49	A	8,393,463
1,000	North Fork Capital Trust I, Capital Securities	8.700%	12/15/26	A3	1,046,370
8,000	Peoples Heritage Capital Trust I, Series B	9.060%	2/01/27	A3	8,437,744
200	PFCI Capital Corporation	7.750%	8/17/52	A-	5,312,500
18,000	PNC Institutional Capital Securities, 144A	7.950%	12/15/26	A-	18,775,008
2,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	1,950,710
16,000	RBS Capital Trust B	6.800%	12/31/49	A1	16,065,312
17,500	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	18,750,690
1,400	Republic New York Capital II, Capital Securities	7.530%	12/04/26	A1	1,455,835
5,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Baa1	4,960,895
23,000	Summit Capital Trust I, Capital Securities	8.400%	3/15/27	Aa3	24,212,284
1,800	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A2	1,994,206
2,000	Union Planters Capital Trust A	8.200%	12/15/26	A2	2,084,724
4,000	Wachovia Capital Trust I, Capital Securities, 144A	7.640%	1/15/27	A1	4,167,796
14,100	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	BBB	14,146,304
3,000	Zions Institutional Capital Trust, Series A	8.536%	12/15/26	Baa1	3,140,382

	Total Commercial Banks				290,273,767

	Consumer Finance – 0.3%

2,900	American Express Company	6.800%	9/01/66	A	3,067,202

	Diversified Financial Services – 5.0%

1,500	BNP Paribas Capital Trust, 144A	9.003%	12/29/49	A+	1,690,493
4,250	BNP Paribas Capital Trust	7.200%	12/31/49	A+	4,282,487
1,900	Fulton Capital Trust I	6.290%	2/01/36	A3	1,833,120
11	General Electric Capital Corporation	6.450%	6/15/46	AAA	276,534
19,500	JPM Capital Trust II	7.950%	2/01/27	A1	20,346,359
7,400	JPMorgan Chase Capital Trust XVIII	6.950%	8/17/36	A2	7,885,706
8,100	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	8,458,206

	Total Diversified Financial Services				44,772,905

	Diversified Telecommunication Services – 1.4%

11	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	13,057,031

	Household Durables – 0.2%

2,200	Stanley Works Capital Trust I	5.902%	12/01/45	Baa1	2,068,359

	Insurance – 9.7%

7,570	Ace Capital Trust II	9.700%	4/01/30	Baa1	10,126,116
1,000	Allstate Financing II	7.830%	12/01/45	A2	1,041,563
2,000	American General Capital II	8.500%	7/01/30	Aa3	2,579,190
5,800	Great West Life and Annuity Insurance Company	7.153%	5/16/46	A-	6,034,314
1,100	Lincoln National Corporation, Capital Securities	7.000%	5/17/66	A-	1,154,166
2,500	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	BBB+	2,423,122
4,000	MIC Financing Trust I	8.375%	2/01/27	A+	4,022,708
6,000	Oil Insurance Limited, 144A	7.550%	12/30/49	Baa1	6,152,478
3,000	Prudential PLC	6.500%	6/29/49	A	2,928,075
26,216	Sun Life Canada Capital Trust, Capital Securities, 144A	8.526%	5/06/47	AA-	27,703,967
22,750	Zurich Capital Trust I, 144A	8.376%	6/01/37	A-	23,943,875

	Total Insurance				88,109,574

	Oil, Gas & Consumable Fuels – 3.1%

4,000	KN Capital Trust I, Preferred Securities	8.560%	4/15/27	Baa3	4,026,404
5,860	KN Capital Trust III	7.630%	4/15/28	Baa3	5,501,626
17,900	Phillips 66 Capital Trust II	8.000%	1/15/37	A3	18,696,908

	Total Oil, Gas & Consumable Fuels				28,224,938

	Thrifts & Mortgage Finance – 2.0%

4,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	1/27/49	A+	3,970,156
8,500	Dime Capital Trust I, Series A	9.330%	5/06/27	Baa1	9,064,519
5,000	Great Western Financial Trust II, Series A	8.206%	2/01/27	Baa1	5,240,875

	Total Thrifts & Mortgage Finance				18,275,550

	Total Capital Preferred Securities (cost $537,743,608)				531,636,959

Shares	Description (1)	Value

	Investment Companies – 2.6% (1.7% of Total Investments)

297,058	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	$6,140,189
132,129	Flaherty and Crumrine/Claymore Total Return Fund Inc.	2,670,327
322,058	John Hancock Preferred Income Fund III	6,953,232
111,070	Preferred and Corporate Strategies Fund Inc.	2,271,381
258,371	Preferred Income Strategies Fund Inc.	5,167,420

	Total Investment Companies (cost $21,926,648)	23,202,549

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 1.5% (1.0% of Total Investments)

$13,258	Repurchase Agreement with State Street Bank, dated 9/29/06,	4.800%	10/02/06	$13,257,929
	repurchase price $13,263,232, collateralized by $11,355,000 U.S.
	Treasury Bonds, 6.125%, due 11/15/27, value 13,526,530

	Total Short-Term Investments (cost $13,257,929)			13,257,929

	Total Investments (cost $1,313,992,939) – 146.9%			1,329,887,379

	Other Assets Less Liabilities – 1.7%			15,124,456

	Preferred Shares, at Liquidation Value – (48.6)%			(440,000,000)

	Net Assets Applicable to Common Shares – 100%			$905,011,835

Interest Rate Swaps outstanding at September 30, 2006:

				Fixed Rate	Floating Rate		Unrealized
	Notional	Rate Paid	Rate Received	Payment	Payment	Termination	Appreciation
Counterparty	Amount	by the Fund (4)	by the Fund (5)	Frequency	Frequency	Date	(Depreciation)

Citigroup Inc.	$110,000,000	3.860%	5.328%	Monthly	Monthly	8/29/07	$1,326,434
Citigroup Inc.	110,000,000	4.350%	5.328%	Monthly	Monthly	8/29/09	1,777,073
Citigroup Inc.	55,000,000	4.713%	5.330%	Monthly	Monthly	12/06/06	91,482

							$3,194,989

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Investment is eligible for the Dividends Received Deduction.

(4)	Represents the annualized fixed rate paid by the Fund.

(5)	Based on USD-LIBOR (United States Dollar – London Inter-Bank Offered Rate).

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CBTCS	Corporate Backed Trust Certificates.

CORTS	Corporate Backed Trust Securities.

PCARS	Public Credit and Repackaged Securities.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2006, the cost of investments was $1,320,536,340.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

Gross unrealized:
Appreciation	$31,620,395
Depreciation	(22,269,356)

Net unrealized appreciation (depreciation) of investments	$9,351,039

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Preferred Convertible Income Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date November 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2006

*	Print the name and title of each signing officer under his or her signature.